Average Annual Total Returns - BlackRock Advantage Large Cap Core V.I. Fund	May 01, 2021
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
Class I Shares
Average Annual Return:
1 Year	19.80%
5 Years	14.64%
10 Years	13.18%
Class II Shares
Average Annual Return:
1 Year	19.66%
5 Years	14.45%
10 Years	12.99%
Class III Shares
Average Annual Return:
1 Year	19.50%
5 Years	14.31%
10 Years	12.86%